Summary of Significant Accounting Policies (Details) - Schedule of changes in fair value of warrant liabilities - Spartacus Acquisition Corp [Member]	9 Months Ended
Sep. 30, 2021 USD ($)
Private Placement [Member]
Summary of Significant Accounting Policies (Details) - Schedule of changes in fair value of warrant liabilities [Line Items]
Fair value as of Warrant liability, begining	$ 11,812,500
Initial measurement on October 19, 2020	4,200,000
Fair value as of Warrant liability, ending	16,012,500
Public [Member]
Summary of Significant Accounting Policies (Details) - Schedule of changes in fair value of warrant liabilities [Line Items]
Fair value as of Warrant liability, begining	11,200,000
Initial measurement on October 19, 2020	4,700,000
Fair value as of Warrant liability, ending	15,900,000
Warrant Liabilities [Member]
Summary of Significant Accounting Policies (Details) - Schedule of changes in fair value of warrant liabilities [Line Items]
Fair value as of Warrant liability, begining	23,012,500
Initial measurement on October 19, 2020	8,900,000
Fair value as of Warrant liability, ending	$ 31,912,500